Summary of Significant Accounting Policies - Foreign Currency Transactions and Translations (Details) ¥ in Thousands, $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash		$ 1,387,616	$ 1,387,616	¥ 9,540,556	¥ 9,973,891	¥ 4,109,577
Convenience translation
Convenience translation calculated at the rate of US$1.00		6.8755	6.8755	6.8755
Segment reporting
Number of operating segments | segment			2
Minimum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	6.00%	6.00%
Maximum
Value added taxes
Rate of VAT levied on PRC subsidiaries of the company (as a percent)	17.00%	16.00%
Foreign currency risk | RMB denominated
Foreign currency transactions and translations
Cash, cash equivalents and restricted cash | ¥				¥ 6,615,216	¥ 4,287,900